Goodwill - (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2022	Dec. 03, 2021
Goodwill
Goodwill, gross	$ 1,309,750	$ 1,314,952		$ 1,314,952	$ 1,278,453
Accumulated goodwill impairment losses		(1,314,952)		(1,314,952)
Goodwill, net	1,309,750				$ 1,278,453
Acquisitions	31,297			5,202
Impairment losses	$ 0	$ (463,500)	$ (851,500)	$ (1,314,952)